BUSINESS ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2021
Business Acquisition [Line Items]
Schedule of Condensed Consolidated Balance Sheet

Consideration
Cash	$400,000
Common stock	200,000
Purchase price	$600,000

Proforma results of operations

	Year Ended December 31,
	2021	2020
Pro forma revenues	$23,329,213	$45,344,847
Pro forma operating income (loss)	$11,477,923	$(16,627,266)
Pro forma net income (loss)	$11,264,238	$(11,308,866)
Pro forma net income (loss) attributable to DarkPulse	$11,912,054	$(11,367,321)

Optilan Holdco [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

(Amounts in US$’s)	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments (1)	Fair Value
Cash	$736,177	$(6,000)	$730,177
Accounts receivable	4,619,381	–	4,619,381
Inventory	2,040,887	–	2,040,887
Property & equipment	1,393,274	–	1,393,274
Right-of-use assets	1,385,825	(694,527)	691,298
Unbilled revenue	540,321	779,483	1,319,804
Intangible assets:
Trade name	–	4,033,638	4,033,638
Goodwill	12,181,350	(1,830,489)	10,350,861
Total assets	22,891,215	2,288,105	25,179,320
Accounts payable	11,622,018	(174,846)	11,447,172
Contract deposits	3,168,493	–	3,168,493
Contract liabilities, current	4,139,193	–	4,139,193
Lease liabilities, current	141,730	–	141,730
Other current liabilities	2,496,725	3,157,478	5,654,203
Lease liabilities, noncurrent	628,529	–	628,529
Total purchase consideration	$694,527	$(694,527)	$–

Wildlife Specialists [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

WILDLIFE SPECIALISTS	Amounts	Measurement
(Amounts in US$’s)	Recognized as of Acquisition Date	Period Adjustments (1)	Fair Value
Cash	$33,910	$(6,098)	$27,812
Accounts receivable	161,866	170,486	332,352
Other current assets	600	20,947	21,547
Property & equipment	99,490	(77,945)	21,545
Goodwill	1,191,085	1,597,593	2,788,678
Total assets	1,486,951	1,704,983	3,191,934
Assumed liabilities	393,651	334,950	728,601
Non-controlling interest	–	985,333	985,333
Total Consideration for 60% of equity interests	$1,478,000	$–	$1,478,000

Schedule of Condensed Consolidated Balance Sheet

WILDLIFE SPECIALISTS
Consideration
Cash	$500,000
Common stock	978,000
Purchase price	$1,478,000

Remote Intelligence [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

REMOTE INTELLIGENCE	Amounts
(Amounts in US$’s)	Recognized as of Acquisition Date	Measurement Period Adjustments (1)	Fair Value
Cash	$6,158	$(5,800)	$358
Accounts receivable	24,036	16,024	40,060
Property & equipment	111,636	76,710	188,346
Goodwill	1,729,800	1,080,103	2,809,903
Total assets	1,871,630	1,167,037	3,038,667
Assumed liabilities	393,630	181,704	575,334
Non-controlling interest	–	985,333	985,333
Total Consideration for 60% of equity interests	$1,478,000	$–	$1,478,000

Schedule of Condensed Consolidated Balance Sheet

REMOTE INTELLIGENCE
Consideration
Cash	$500,000
Common stock	978,000
Purchase price	$1,478,000

T J M Electronics West [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

Fair Value
Accounts receivable	$3,400
Property & equipment	91,051
Goodwill	355,549
Total assets	450,000
Total Consideration	$450,000

Terra Data Unmanned [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

(Amounts in US$'s)	Fair Value
Cash	$8,691
Goodwill	992,049
Total assets	1,000,740
Assumed liabilities	740
Non-controlling interest	400,000
Total Consideration for 60% of equity interests	$600,000